SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Jun. 01, 2026 $ / shares	May 11, 2026 $ / shares	Feb. 17, 2026 $ / shares	Nov. 18, 2025 $ / shares	Oct. 23, 2025 $ / shares	Aug. 07, 2025 $ / shares	Jun. 16, 2025 $ / shares	Jan. 15, 2025 $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 € / shares	May 31, 2026 $ / shares	May 10, 2026 $ / shares	Feb. 16, 2026 $ / shares	Feb. 13, 2026 $ / shares	Nov. 17, 2025 $ / shares	Oct. 22, 2025 $ / shares	Aug. 06, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Par value per share														$ 0.0001
Reverse share splits, description	1-for-2.285	1-for-20	1:4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5
Nonadjusting Events [Member]
IfrsStatementLineItems [Line Items]
Reverse share splits, description	1-for-2.285
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.00000000558603475	$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000041	$ 4.70250014886352	$ 0.00000000558603475		$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000002502543568		$ 0.00000000000312817946	$ 0.000000000000287	$ 0.00000000000041	$ 0.00000000000001	$ 0.165
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share									0.0001
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)									$ 0.0001	€ 1